AllianzGI Global Natural Resources Fund
AllianzGI Global Natural Resources Fund
Investment Objective
The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 99 of the Fund’s prospectus or from your financial advisor. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s prospectus (“Intermediary Sales Charge Discounts and Waivers”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AllianzGI Global Natural Resources Fund		A	C	Class T	Institutional	R6	P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	2.50%	none	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none	none	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianzGI Global Natural Resources Fund		A	C	Class T	Institutional	R6	P
Management Fees		1.15%	1.15%	1.15%	1.05%	1.00%	1.15%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.25%	none	none	none
Other Expenses		0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.44%	2.19%	1.44%	1.09%	1.04%	1.19%
[1]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund's prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Example: Assuming you redeem your shares at the end of each period
Expense Example - AllianzGI Global Natural Resources Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	689	980	1,294	2,179
C	322	685	1,175	2,524
Class T	393	694	1,017	1,931
Institutional	111	347	601	1,329
R6	106	331	574	1,271
P	121	378	654	1,443

Example: Assuming you do not redeem your shares
Expense Example No Redemption - AllianzGI Global Natural Resources Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	689	980	1,294	2,179
C	222	685	1,175	2,524
Class T	393	694	1,017	1,931
Institutional	111	347	601	1,329
R6	106	331	574	1,271
P	121	378	654	1,443

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2019 was 76% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that are associated with natural resources, including those companies that are principally or substantially engaged in the research, development, manufacturing, extraction, distribution or sale of materials, energy or goods related to the Energy, Materials, Agriculture or Commodity-Related Industrials sectors. The Fund considers (i) the Energy sector to include products such as natural gas, oil, alternative energy and electricity (e.g., wind/solar energy), energy storage and coal; (ii) the Materials sector to include products such as chemicals & fertilizers, construction materials, industrial metal, precious metal, steel, minerals and paper products; (iii) the Agriculture sector to include products such as grain, vegetable oils, livestock and agricultural-type products such as coffee; and (iv) the Commodity-Related Industrials sector to include industrial firms that manufacture tools, equipment and goods used in the development and production of commodities or that maintain infrastructure used in their transportation. Under normal conditions, the portfolio managers seek to allocate investments across a range of investment opportunities and businesses in the Energy, Materials, Agriculture and Commodity-Related Industrials sectors. The relative weightings of these sectors in the Fund’s portfolio are expected to vary from time to time. The Fund expects to invest most of its assets in U.S. and non-U.S. common stocks. Under normal circumstances, the Fund will invest a minimum of 1/3 of its assets in non-U.S. securities and will allocate its investments among securities of issuers located in at least eight different countries (which may include the U.S.). The Fund may also invest in securities issued in initial public offerings (IPOs) and up to 10% of its net assets in securities issued by other investment companies, including exchange-traded funds (“ETFs”).

The Fund’s portfolio manager will evaluate the relative attractiveness of individual commodity cycles, including supply-demand fundamentals, pricing outlook and impact on U.S. and non-U.S. macroeconomic indicators like inflation. In addition, the portfolio manager may consider forecasts of economic growth, inflation and interest rates to help identify industry sectors, regions and individual countries (including emerging market countries) that the portfolio manager believes are likely to offer the best investment opportunities. Companies’ Environmental, Social and Corporate Governance (“ESG”) practices are also considered for purposes of the investment process, based in part on a proprietary ESG scoring model. The portfolio manager seeks to evaluate the degree to which companies’ earnings are influenced by commodity price changes, as well as companies’ fundamental value and prospects for growth.

The Fund regularly writes covered call options on a portion of the stocks held in its portfolio, a strategy that seeks to generate gains from option premiums while potentially limiting the volatility of portfolio returns. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Principal Risks
The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first seven risks):

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Focused Investment Risk (Natural Resources-Related Companies Risk):  Focusing on a limited number of issuers, sectors (such as the commodity sectors), industries or geographic regions increases risk and volatility.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Emerging Markets Risk:  Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Smaller Company Risk:  Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

ETFs Risk:  The risks associated with investments in ETFs include market risks, risks associated with the performance of underlying investments made by the ETFs and potential liquidity risks of holding ETF shares. Shareholders will indirectly bear fees and expenses associated with the ETFs in which the Fund invests.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

IPO Risk:  Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index, a sector-specific custom benchmark and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Other share classes would have different performance due to the different expenses they bear. Performance in the Average Annual Total Returns table reflects the impact of sales charges (loads). For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are different from the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information
1/1/19–6/30/19	13.46%

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest 04/01/2009–06/30/2009	26.74%
Lowest 07/01/2011–09/30/2011	-26.05%

Average Annual Total Returns (for periods ended 12/31/18)
Average Annual Returns - AllianzGI Global Natural Resources Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional	(19.04%)	(6.78%)	3.08%	4.45%	Jun. 30, 2004
A	(23.78%)	(8.16%)	2.14%	3.67%	Jun. 30, 2004
C	(20.78%)	(7.81%)	1.94%	3.30%	Jun. 30, 2004
Class T	(21.36%)	(7.58%)	2.46%	3.89%	Jun. 30, 2004
R6	(18.99%)	(6.74%)	3.13%	4.51%	Jun. 30, 2004
P	(19.14%)	(6.88%)	2.98%	4.35%	Jun. 30, 2004
After Taxes on Distributions | Institutional	(19.81%)	(7.13%)	2.84%	3.67%
After Taxes on Distributions and Sale of Fund Shares | Institutional	(11.28%)	(5.12%)	2.32%	3.44%
MSCI World Index (returns reflect no deduction for fees or expenses but are net of dividend tax withholding)	(8.71%)	4.56%	9.67%	6.13%	Jun. 30, 2004
60% MSCI World Energy/40% MSCI World Materials Benchmark (returns reflect no deduction for fees or expenses but are net of dividend tax withholding)	(16.12%)	(2.57%)	4.43%	5.19%	Jun. 30, 2004
Lipper Global Natural Resources Funds Average	(20.21%)	(6.64%)	1.20%	2.83%	Jun. 30, 2004

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.